UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: January 1, 2017 – March 31, 2017

Item 1.  Schedule of Investments.

AUXIER FOCUS FUND SCHEDULE OF INVESTMENTS March 31, 2017 (Unaudited)

Shares	Security Description	Value

Common Stock - 94.9%
Communications - 3.7%
271,525	America Movil SAB de CV, ADR	$3,847,509
25,459	Cisco Systems, Inc.	860,514
234,738	Telefonica SA, ADR	2,626,718
125	The Walt Disney Co.	14,174
37,860	Twenty-First Century Fox, Inc., Class A	1,226,286
11,845	Viacom, Inc., Class B	552,214
		9,127,415
Consumer Discretionary - 7.3%
18,000	Arcos Dorados Holdings, Inc., Class A (a)	144,900
64,720	Comcast Corp., Class A	2,432,825
9,990	CVS Health Corp.	784,215
114,077	Discovery Communications, Inc., Class A (a)	3,318,500
4,641	Discovery Communications, Inc., Class C (a)	131,387
16,250	General Motors Co.	574,600
52,162	H&R Block, Inc.	1,212,767
200,905	Lincoln Educational Services Corp. (a)	564,543
18,550	Lowe's Cos., Inc.	1,524,995
6,656	McDonald's Corp.	862,684
2,100	Michael Kors Holdings, Ltd. (a)	80,031
1,610	Red Robin Gourmet Burgers, Inc. (a)	94,105
3,250	Sally Beauty Holdings, Inc. (a)	66,430
1,176	The Andersons, Inc.	44,570
4,725	The Home Depot, Inc.	693,772
12,650	Time Warner, Inc.	1,236,031
26,135	Vitamin Shoppe, Inc. (a)	526,620
42,550	Wal-Mart Stores, Inc.	3,067,004
7,050	Yum China Holdings, Inc. (a)	191,760
7,050	Yum! Brands, Inc.	450,495
		18,002,234
Consumer Staples - 22.9%
62,500	Altria Group, Inc.	4,463,750
30,200	British American Tobacco PLC, ADR	2,002,864
5,651	Cal-Maine Foods, Inc.	207,957
13,200	Coca-Cola HBC AG, ADR (a)	343,583
27,135	Conagra Brands, Inc.	1,094,626
8,785	Diageo PLC, ADR	1,015,370
23,850	Dr. Pepper Snapple Group, Inc.	2,335,392
1,020	General Mills, Inc.	60,190
20,100	Kelly Services, Inc., Class A	439,386
15,378	Lamb Weston Holdings, Inc., Class A	646,799
50,327	Molson Coors Brewing Co., Class B	4,816,797
35,300	Monster Beverage Corp. (a)	1,629,801
81,060	PepsiCo, Inc.	9,067,371
83,220	Philip Morris International, Inc.	9,395,538
383,280	Tesco PLC, ADR (a)	2,671,462
64,300	The Coca-Cola Co.	2,728,892
2,845	The J.M. Smucker Co.	372,923
203,368	The Kroger Co.	5,997,322
23,525	The Procter & Gamble Co.	2,113,721
33,720	The Western Union Co.	686,202
81,550	Unilever NV, ADR	4,051,404
		56,141,350
Energy - 3.5%
144,810	BP PLC, ADR	4,998,841
10,130	Chevron Corp.	1,087,658
15,600	ConocoPhillips	777,972
7,800	Phillips 66	617,916
15,340	Valero Energy Corp.	1,016,889
		8,499,276

Financials - 19.8%
44,370	Aflac, Inc.	3,213,275
40,105	American International Group, Inc.	2,503,755
1,280	Ameriprise Financial, Inc.	165,990
213,649	Bank of America Corp.	5,039,980
16,415	Berkshire Hathaway, Inc., Class B (a)	2,736,052
69,374	Central Pacific Financial Corp.	2,118,682
25,975	Citigroup, Inc.	1,553,825
5,616	Colliers International Group, Inc.	265,075
132,268	Credit Suisse Group AG, ADR	1,962,857
5,616	FirstService Corp.	338,645
78,110	Franklin Resources, Inc.	3,291,555
32,900	Legg Mason, Inc.	1,188,019
4,525	Marsh & McLennan Cos., Inc.	334,352
52,550	MasterCard, Inc., Class A	5,910,299
1,100	PayPal Holdings, Inc. (a)	47,322
203,350	The Bank of New York Mellon Corp.	9,604,220
31,418	The Travelers Cos., Inc.	3,787,126
7,350	U.S. Bancorp	378,525
15,249	Unum Group	715,026
31,600	Visa, Inc., Class A	2,808,292
23,000	Waddell & Reed Financial, Inc., Class A	391,000
1,325	Wells Fargo & Co.	73,750
		48,427,622
Health Care - 23.6%
51,551	Abbott Laboratories	2,289,380
2,900	Alkermes PLC (a)	169,650
4,885	Allergan PLC	1,167,124
20,231	Anthem, Inc.	3,345,803
16,200	Becton Dickinson and Co.	2,971,728
13,630	Biogen, Inc. (a)	3,726,715
7,765	Bioverativ, Inc. (a)	422,882
55,424	Express Scripts Holding Co. (a)	3,652,996
1,780	Gilead Sciences, Inc.	120,897
27,000	GlaxoSmithKline PLC, ADR	1,138,320
58,240	Johnson & Johnson	7,253,792
95,003	Medtronic PLC	7,653,442
100,969	Merck & Co., Inc.	6,415,570
13,582	Pfizer, Inc.	464,640
28,297	Quest Diagnostics, Inc.	2,778,482
1,303	Shire PLC, ADR	227,022
49,163	UnitedHealth Group, Inc.	8,063,224
47,400	Zimmer Biomet Holdings, Inc.	5,788,014
		57,649,681
Industrials - 3.7%
750	AGCO Corp.	45,135
188,441	Corning, Inc.	5,087,907
88,671	Manitex International, Inc. (a)	594,096
12,500	Raytheon Co.	1,906,250
8,575	Textainer Group Holdings, Ltd.	131,198
2,350	The Boeing Co.	415,621
8,515	United Parcel Service, Inc., Class B	913,659
		9,093,866
Information Technology - 5.9%
43,910	Cerner Corp. (a)	2,584,104
16,675	Cognizant Technology Solutions Corp., Class A (a)	992,496
109,647	Microsoft Corp.	7,221,351
82,320	Oracle Corp.	3,672,295
		14,470,246

Materials - 4.1%
14,225	Celanese Corp., Class A	1,278,116
30,715	E.I. du Pont de Nemours & Co.	2,467,336
25,955	LyondellBasell Industries NV, Class A	2,366,837
46,250	The Dow Chemical Co.	2,938,725
32,055	The Mosaic Co.	935,365
		9,986,379
Telecommunications - 0.2%
10,000	CenturyLink, Inc.	235,700
7,335	Verizon Communications, Inc.	357,581
		593,281

Transportation - 0.2%
2,550	Delta Air Lines, Inc.	117,198
3,160	Union Pacific Corp.	334,707
		451,905

Total Common Stock (Cost $140,414,637)	232,443,255

Principal	Security Description	Rate	Maturity	Value

Fixed Income Securities - 0.2%
Corporate Non-Convertible Bonds - 0.2%
Financials - 0.2%
$500,000	Citigroup, Inc. (b) (Cost $500,000)	5.35%	05/15/49	$500,625

Total Investments - 95.1% (Cost $140,914,637)*	$232,943,880

Other Assets & Liabilities, Net – 4.9%	11,905,409
Net Assets – 100.0%	$244,849,289

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of March 31, 2017.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$101,997,003
Gross Unrealized Depreciation	(9,967,760)
Net Unrealized Appreciation	$92,029,243

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Communications	$9,127,415	$-	$-	$9,127,415
Consumer Discretionary	18,002,234	-	-	18,002,234
Consumer Staples	56,141,350	-	-	56,141,350
Energy	8,499,276	-	-	8,499,276
Financials	48,427,622	-	-	48,427,622
Health Care	57,649,681	-	-	57,649,681
Industrials	9,093,866	-	-	9,093,866
Information Technology	14,470,246	-	-	14,470,246
Materials	9,986,379	-	-	9,986,379
Telecommunications	593,281	-	-	593,281
Transportation	451,905	-	-	451,905
Corporate Non-Convertible Bond	-	500,625	-	500,625
Total Assets	$232,443,255	$500,625	$-	$232,943,880

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT PREMIER GROWTH FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017 (Unaudited)

Shares	Security Description	Value

Common Stock - 100.0%
Consumer Discretionary - 10.8%
4,000	Amazon.com, Inc. (a)	$3,546,160
60,000	CarMax, Inc. (a)	3,553,200
106,000	IMAX Corp. (a)	3,604,000
149,000	LKQ Corp. (a)	4,361,230
		15,064,590
Financials - 14.9%
55,000	Discover Financial Services	3,761,450
2,800	Markel Corp. (a)	2,732,408
45,000	Moody's Corp.	5,041,800
39,000	S&P Global, Inc. (a)	5,098,860
84,000	SEI Investments Co.	4,236,960
		20,871,478
Health Care - 13.1%
20,000	Bio-Techne Corp.	2,033,000
47,000	Celgene Corp. (a)	5,848,210
14,300	Illumina, Inc. (a)	2,440,152
7,000	Intuitive Surgical, Inc. (a)	5,365,290
38,000	STERIS PLC	2,639,480
		18,326,132
Industrials - 19.9%
55,000	Envestnet, Inc. (a)	1,776,500
17,000	Exponent, Inc.	1,012,350
22,000	Fastenal Co.	1,133,000
40,000	Healthcare Services Group, Inc.	1,723,600
33,500	Roper Technologies, Inc.	6,917,415
8,000	Stericycle, Inc. (a)	663,120
13,000	TransDigm Group, Inc. (a)	2,862,080
49,200	Verisk Analytics, Inc. (a)	3,992,088
29,800	Wabtec Corp.	2,324,400
45,000	WageWorks, Inc. (a)	3,253,500
25,000	Waste Connections, Inc.	2,205,500
		27,863,553
Information Technology - 32.5%
6,400	Alphabet, Inc., Class C (a)	5,309,184
46,000	ANSYS, Inc. (a)	4,916,020
41,000	Blackbaud, Inc.	3,143,470
15,600	CoStar Group, Inc. (a)	3,232,632
33,400	MasterCard, Inc., Class A	3,756,498
92,500	PROS Holdings, Inc. (a)	2,237,575
70,000	Red Hat, Inc. (a)	6,055,000
100,000	Trimble, Inc. (a)	3,201,000
29,000	Tyler Technologies, Inc. (a)	4,482,240
103,000	Visa, Inc., Class A	9,153,610
		45,487,229
Materials - 4.8%
54,000	Ecolab, Inc.	6,768,360

Real Estate - 4.0%
40,000	American Tower Corp. REIT	4,861,600
22,000	CBRE Group, Inc., Class A (a)	765,380
		5,626,980

Total Common Stock (Cost $81,677,856)	140,008,322

Total Investments - 100.0% (Cost $81,677,856)*	$140,008,322
Other Assets & Liabilities, Net – 0.0%	25,399
Net Assets – 100.0%	$140,033,721

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$58,371,548
Gross Unrealized Depreciation	(41,082)
Net Unrealized Appreciation	$58,330,466

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$140,008,322
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$140,008,322

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT MIDCAP GROWTH FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017 (Unaudited)

Shares	Security Description	Value

Common Stock - 96.5%
Consumer Discretionary - 9.9%
17,442	CarMax, Inc. (a)	$1,032,915
28,730	IMAX Corp. (a)	976,820
40,191	LKQ Corp. (a)	1,176,391
		3,186,126
Financials - 11.2%
992	Markel Corp. (a)	968,053
12,182	Moody's Corp.	1,364,871
25,229	SEI Investments Co.	1,272,551
		3,605,475
Health Care - 11.7%
29,224	AAC Holdings, Inc. (a)	249,281
6,255	Bio-Techne Corp.	635,821
4,357	Illumina, Inc. (a)	743,478
1,440	Intuitive Surgical, Inc. (a)	1,103,717
14,464	STERIS PLC	1,004,669
		3,736,966
Industrials - 28.5%
19,499	Envestnet, Inc. (a)	629,818
11,100	Exponent, Inc.	661,005
15,385	Healthcare Services Group, Inc.	662,940
8,738	Roper Technologies, Inc.	1,804,310
8,343	Stericycle, Inc. (a)	691,551
1,866	TransDigm Group, Inc. (a)	410,819
16,267	Verisk Analytics, Inc. (a)	1,319,904
11,308	Wabtec Corp.	882,024
12,835	WageWorks, Inc. (a)	927,970
13,054	Waste Connections, Inc.	1,151,624
		9,141,965
Information Technology - 25.0%
12,718	ANSYS, Inc. (a)	1,359,173
8,849	Blackbaud, Inc.	678,453
6,582	Blackline, Inc. (a)	195,880
4,517	CoStar Group, Inc. (a)	936,013
36,579	PROS Holdings, Inc. (a)	884,846
20,753	Red Hat, Inc. (a)	1,795,134
33,277	Trimble, Inc. (a)	1,065,197
7,067	Tyler Technologies, Inc. (a)	1,092,275
		8,006,971
Materials - 4.9%
12,423	Ecolab, Inc.	1,557,099

Real Estate - 1.8%
16,659	CBRE Group, Inc., Class A (a)	579,567

Telecommunication Services - 3.5%
9,203	SBA Communications Corp. REIT (a)	1,107,765

Total Common Stock (Cost $24,189,979)	30,921,934

Total Investments - 96.5% (Cost $24,189,979)*	$30,921,934
Other Assets & Liabilities, Net – 3.5%	1,126,267
Net Assets – 100.0%	$32,048,201

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$7,218,499
Gross Unrealized Depreciation	(486,544)
Net Unrealized Appreciation	$6,731,955

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$30,921,934
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$30,921,934

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) MARCH 31, 2017

Shares	Security Description	Value

Common Stock - 97.0%
Consumer Discretionary - 16.5%
1,118	Carter's, Inc.	$100,396
2,001	Chuy's Holdings, Inc. (a)	59,630
6,898	Duluth Holdings, Inc., Class B (a)	146,858
21,698	Good Times Restaurants, Inc. (a)	68,349
6,845	IMAX Corp. (a)	232,730
943	LCI Industries	94,111
5,047	Liberty TripAdvisor Holdings, Inc., Class A (a)	71,163
2,231	Lithia Motors, Inc., Class A	191,085
3,495	Monro Muffler Brake, Inc.	182,089
4,909	National CineMedia, Inc.	62,001
1,597	Wayfair, Inc., Class A (a)	64,663
4,055	Zoe's Kitchen, Inc. (a)	75,018
		1,348,093
Consumer Staples - 2.3%
2,466	Calavo Growers, Inc.	149,440
8,055	Inventure Foods, Inc. (a)	35,603
		185,043
Financials - 8.7%
1,279	Glacier Bancorp, Inc.	43,397
4,463	OneBeacon Insurance Group, Ltd., Class A	71,408
5,018	PRA Group, Inc. (a)	166,347
1,373	ProAssurance Corp.	82,723
1,494	The Navigators Group, Inc.	81,124
5,812	WSFS Financial Corp.	267,061
		712,060
Health Care - 16.2%
17,065	AAC Holdings, Inc. (a)	145,564
358	Atrion Corp.	167,616
1,548	Bio-Techne Corp.	157,354
1,735	DexCom, Inc. (a)	147,007
3,378	HealthStream, Inc. (a)	81,849
1,622	Mesa Laboratories, Inc.	199,019
1,912	National HealthCare Corp.	136,326
4,280	Novadaq Technologies, Inc. (a)	33,341
1,741	STERIS PLC	120,930
5,151	Teladoc, Inc. (a)	128,775
		1,317,781
Industrials - 22.9%
1,859	Beacon Roofing Supply, Inc. (a)	91,388
1,591	Colfax Corp. (a)	62,463
4,641	Douglas Dynamics, Inc.	142,247
4,816	Envestnet, Inc. (a)	155,557
2,390	Exponent, Inc.	142,324
5,053	Healthcare Services Group, Inc.	217,734
3,243	HEICO Corp., Class A	243,225

932	MSC Industrial Direct Co., Inc.	95,772
5,749	Rexnord Corp. (a)	132,687
2,439	SiteOne Landscape Supply, Inc. (a)	118,072
1,950	The Middleby Corp. (a)	266,077
2,730	WageWorks, Inc. (a)	197,379
		1,864,925
Information Technology - 30.4%
2,225	Blackbaud, Inc.	170,591
4,152	Blackline, Inc. (a)	123,564
1,867	BroadSoft, Inc. (a)	75,053
14,057	Computer Modelling Group, Ltd.	109,403
5,307	CoreLogic, Inc. (a)	216,101
1,080	CoStar Group, Inc. (a)	223,798
2,868	Ellie Mae, Inc. (a)	287,574
5,875	EVERTEC, Inc.	93,412
3,407	Guidewire Software, Inc. (a)	191,916
1,418	John Bean Technologies Corp.	124,713
387	Littelfuse, Inc.	61,885
9,383	PROS Holdings, Inc. (a)	226,975
858	Shutterfly, Inc. (a)	41,433
1,901	SPS Commerce, Inc. (a)	111,189
360	The Ultimate Software Group, Inc. (a)	70,276
2,232	Tyler Technologies, Inc. (a)	344,978
		2,472,861

Total Common Stock (Cost $6,685,573)	7,900,763

Total Investments - 97.0% (Cost $6,685,573)*	$7,900,763
Other Assets & Liabilities, Net – 3.0%	244,130
Net Assets – 100.0%	$8,144,893

PLC	Public Limited Company
(a)	Non-income producing security.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,611,220
Gross Unrealized Depreciation	(396,030)
Net Unrealized Appreciation	$1,215,190

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$7,900,763
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$7,900,763

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	April 28, 2017

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	April 28, 2017